SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Other Long-Term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Long-term deferred taxes	$ 25	$ 580
Other	83
Other long-term liabilities	$ 108	$ 580